Contingencies	6 Months Ended
Jun. 30, 2020
Contingencies
Contingencies

23.          Contingencies

(a)	Insurance

The insurance industry in the Russian Federation is in a developing state and many forms of insurance protection common in other parts of the world are not yet generally available. The Group does not have full coverage for its business interruption or third party liability in respect of damage relating to Group operations. Until the Group obtains adequate insurance coverage, there is a risk that the loss or destruction of certain assets could have a material adverse effect on the Group’s operations and financial position.

(b)	Taxation contingencies

The taxation system in the Russian Federation continues to evolve and is characterised by frequent changes in legislation, official pronouncements and court decisions, which are sometimes contradictory and subject to varying interpretation by different tax authorities.

Taxes are subject to review and investigation by a number of authorities, which have the authority to impose severe fines, penalties and interest charges. A tax year generally remains open for review by the tax authorities during the three subsequent calendar years; however, under certain circumstances a tax year may remain open longer. Recent events within the Russian Federation suggest that the tax authorities are taking a more assertive and substance-based position in their interpretation and enforcement of tax legislation.

In addition, a number of new laws introducing changes to the Russian tax legislation have been adopted. In particular, starting from January 1, 2015 changes aimed at regulating tax consequences of transactions with foreign companies and their activities were introduced, such as concept of beneficial ownership of income, taxation of controlled foreign companies, tax residency rules, etc. These changes may potentially impact the Group’s tax position and create additional tax risks going forward. This legislation and practice of its application is still evolving and the impact of legislative changes should be considered based on the actual circumstances.

All these circumstances may create tax risks in the Russian Federation that are substantially more significant than in other countries. Management believes that it has provided adequately for tax liabilities based on its interpretations of applicable Russian tax legislation, official pronouncements and court decisions. However, the interpretations of the tax authorities and courts, especially due to reform of the supreme courts that are resolving tax disputes, could differ and the effect on this unaudited condensed consolidated interim financial information, if the authorities were successful in enforcing their interpretations, could be significant.

Tax liabilities of the Group companies are determined based on the underlying assumption that they are the tax residents of the respective country of domicile and management’s treatment of their beneficiary status. It is possible that the Group’s approach could be challenged in certain areas. Also, in accordance with latest court practice and recent changes to the Russian tax legislation on unjustified tax benefits there is a risk that tax authorities may successfully challenge the legal form of certain transactions of the Group and apply tax treatment based on the perceived economic substance.

Management estimated tax contingencies of approximately RUB 1,020 million as at June 30, 2020 connected with development of the above mentioned practices and interpretations (as at December 31, 2019 – RUB 871 million).